Income Taxes Summary - Uncertain Tax Positions (Details) - USD ($) $ in Millions	Dec. 30, 2016	Dec. 25, 2015
Income Taxes
Liability for uncertain tax positions and accrued interest	$ 8.0	$ 38.5
Accrued interest and penalties related to uncertain tax positions	$ 2.6	$ 3.0